Subsequent Events (Details) - USD ($)								12 Months Ended
		Jul. 11, 2026	Jun. 29, 2026	Jun. 16, 2026	Apr. 07, 2026	Dec. 29, 2025	May 28, 2025	Mar. 31, 2024	Jul. 28, 2026	Mar. 31, 2026	Mar. 31, 2025
Subsequent Events [Line Items]
Ordinary share new par value							$ 0.24
Common stock share authorized (in Shares)	[1]									240,000,000	240,000,000
Preferred stock share authorized (in Shares)										10,000,000	10,000,000
Preferred share par value										$ 0.001	$ 0.001
Purchase price (in Dollars)								$ 2,589,600
Common Stock, Shares, Issued	[1]									887,271	39,033
Common Stock, Shares, Outstanding	[1]									887,271	39,033
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share new par value					$ 0.15
Authorized share capital					$ 36,010,000
Common stock share authorized (in Shares)					240,000,000
Preferred stock share authorized (in Shares)					10,000,000
Preferred share par value					$ 0.001
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock share authorized (in Shares)			2,000,000
Preferred stock voting rights			Each Series A Preferred Share is entitled to 100 votes per share and votes together with the holders of the Company’s ordinary shares as a single class on all matters submitted to a vote of members, unless otherwise required by applicable law or the Company’s memorandum and articles of association.
Preference shares designated			2,000,000
Series A Preferred Stock [Member] | Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares				100,000
Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital					$ 36,010,000		$ 36,010,000
Common stock share authorized (in Shares)							36,000,000,000
Issuance of shares							240	3,320 [2]
Purchase price (in Dollars)	[2]							$ 498
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of stock units		3,487,171
Common Stock, Shares, Issued									3,629,540
Common Stock, Shares, Outstanding									3,629,540
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share new par value					$ 0.001
Authorized share capital					$ 36,010,000
Common stock share authorized (in Shares)					36,000,000,000
Ordinary Shares [Member] | Subsequent Event [Member] | Reverse Share Split [Member]
Subsequent Events [Line Items]
Stockholder equity reverse stock split					On April 7, 2026, the Company effected a 1-for-150 reverse share split of its ordinary shares (the “Reverse Share Split”), with trading beginning on a split-adjusted basis at the market open on that day. As a result of the Reverse Share Split, (i) every 150 issued and outstanding ordinary shares, par value US$0.001 per share, were automatically combined into one issued and outstanding ordinary share, par value US$0.15 per share
Ordinary Shares [Member] | Sales Agreement [Member]
Subsequent Events [Line Items]
Purchase price (in Dollars)						$ 200,000,000
Common Stock, Shares, Issued										765,367
Preferred Shares [Member]
Subsequent Events [Line Items]
Preferred stock share authorized (in Shares)							10,000,000
Preferred share par value							$ 0.001
Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share new par value					$ 0.001
Preferred stock share authorized (in Shares)					10,000,000
Preferred share par value					$ 0.001
Preferred Shares [Member] | Series A Preferred Stock [Member] | Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred share par value				$ 0.001
Issuance of shares				100,000
Purchase price (in Dollars)				$ 100
Shares issued per share (in Dollars per share)				$ 0.001

[1]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.
[2]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.